Virtus Balanced Fund,

a series of Virtus Equity Trust

Supplement dated June 8, 2009 to the Virtus Balanced Fund Prospectus dated June 6, 2008, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

At the recent Special Meeting of Shareholders held on June 4, 2009, shareholders of the Fund approved an investment subadvisory agreement between Virtus Investment Advisers, Inc. (“VIA”), the investment adviser to the Fund, and SCM Advisors, LLC (“SCM Advisors”), thereby replacing the Fund’s current subadviser, Goodwin Capital Advisers, Inc. (“Goodwin”). Goodwin previously managed the fixed income portfolio of the Fund.

Accordingly, effective June 8, 2009, the prospectus is amended by deleting all references to Goodwin. VIA continues to serve as the Fund’s investment adviser and the advisory fee remains unchanged.

As a result of this subadviser change, the Fund’s fixed income strategies have been modified. Under “Principal Investment Strategies” on page 1, the third through the sixth arrowed strategies are hereby replaced in their entirety with the following:

g

For selecting fixed income securities, the subadviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities. Investments are made primarily in bonds that are rated, at the time of investment, Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by Standard & Poor’s Corporation (“S&P”). However, the fund may invest in high yield, high risk fixed income securities (junk bonds).

g

Securities selected for investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security’s payment pattern. Normally, the fund’s dollar-weighted average duration will vary between two and eight years. The subadviser may adjust the fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the subadviser may choose to move the fund’s dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2008, the average duration of the fund’s securities was 3.54 years and the average maturity was 5.28 years. Typically, for a fund maintaining an average duration of 3.54 years, a one percent increase in interest rates would cause a 3.54% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.54%.

g	Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

g

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Under “Risks Related to Principal Investment Strategies” beginning on page 2, the following disclosure is added:

•

Mortgage-Backed and Asset-Backed Securities Risk—The risk that certain factors may negatively affect the value of mortgage-backed and asset-backed securities, causing them to fluctuate to a greater degree than other debt securities.

Under “Risks Related to Principal Investment Strategies” beginning on page 6, the following disclosure is added:

Mortgage-Backed and Asset-Backed Securities Risk

The risk that certain factors, such as interest rate changes, may negatively affect the value of mortgage-backed and asset-backed securities, causing them to fluctuate to a greater degree than other debt securities. Mortgage-backed and asset-backed securities are generally subject to higher prepayment risks than most other types of debt securities. It is difficult to predict cash flows from mortgage-backed and asset-backed securities due to the variability of prepayments. Prepayments also tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if such prepayment had not occurred.

Additionally, the following changes have been made to the “Management of the Fund” section beginning on page 13:

•	The third paragraph under “The Adviser” is replaced with the following: “VIA has appointed and oversees the activities of SCM Advisors, LLC as subadviser for the fixed income portion of the fund.”

•	The following information about SCM Advisors replaces the first two paragraphs under “The Subadviser:”

SCM Advisors LLC (“SCM Advisors”), an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisors acts as subadviser to seven mutual funds and as investment adviser to institutions and individuals. As of March 31, 2009, SCM Advisors had approximately $2.2 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

VIA pays SCM Advisors a subadvisory fee at the rate of 50% of the gross investment management fee as calculated on the assets managed by the subadviser.

•	The following information replaces the disclosure under and including the caption “Goodwin” on page 14:

SCM Advisors

Robert L. Bishop, CFA. Mr. Bishop has served on the fund’s portfolio management team since June 2009. He is Chief Investment Officer for Fixed Income at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management teams for the Virtus Bond Fund, Virtus High Yield Fund, Virtus High Yield Income Fund and Virtus Tactical Allocation Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Solomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 29 years of investment experience.

Maxwell E. Bublitz, CFA. Mr. Bublitz has served on the fund’s portfolio management team since June 2009. He also serves on the portfolio management teams for the Virtus Bond Fund, Virtus High Yield Fund, Virtus High Yield Income Fund and Virtus Tactical Allocation Fund. Mr. Bublitz is Chief Strategist at SCM Advisors. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 24 years of investment experience.

Kaushik Saha. Mr. Saha has served on the fund’s portfolio management team since June 2009. He also serves on the portfolio management team for the Virtus Bond Fund and Virtus Tactical Allocation Fund. He is a Fixed Income Portfolio Manager at SCM Advisors focused primarily on mortgage- and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio Manager and Senior ABS Analyst for Barclays Global Investors (2004-2008). He has 17 years of investment experience.

Under “Additional Investment Techniques” beginning on page 10, the following disclosure is added:

Borrowing

The fund may obtain fixed interest rate loans in amounts up to one-third the value of its net assets and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the fund will suffer greater losses than if no borrowing took place.

Foreign Investing

The fund may invest in securities of foreign (non-U.S.) issuers. Investments in non-U.S. companies involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments, may negatively impact the fund’s portfolio. Dividends and other income payable on foreign securities may also be subject to foreign taxes. In addition, certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

Foreign Currency Risk. Some investments may be made in currencies other than the U.S. dollar that will fluctuate in value as a result of changes in the currency exchange rate. Foreign markets and currencies may not function as well as U.S. markets.

Emerging Market Investing Risk. Risks associated with foreign investments may be intensified in emerging market countries. Developing countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.

Mutual Fund Investing

The fund may invest in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear.

Repurchase Agreements

The fund may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

Variable Rate, Floating Rate or Variable Amount Securities

The fund may invest in variable rate, floating rate, or variable amount securities which are generally short-term, unsecured, fluctuating, interest-bearing notes of private issuers.

Investors should retain this supplement with the Prospectus for future reference.

VET 8016 BalF FI SA&Strat&PMChanges (6/09)

Virtus Tactical Allocation Fund

(formerly Virtus Income & Growth Fund),

a series of Virtus Equity Trust

Supplement dated June 8, 2009 to the Virtus Equity Funds Prospectus dated June 6, 2008, as supplemented and revised

IMPORTANT NOTICE TO INVESTORS

At the recent Special Meeting of Shareholders held on June 4, 2009, shareholders of the Fund approved an investment subadvisory agreement between Virtus Investment Advisers, Inc. (“VIA”), the investment adviser to the Fund, and SCM Advisors, LLC (“SCM Advisors”), thereby replacing the Fund’s current subadviser, Goodwin Capital Advisers, Inc. (“Goodwin”). Goodwin previously managed the fixed income portfolio of the Fund.

Accordingly, effective June 8, 2009, the prospectus is amended by deleting all references to Goodwin. VIA continues to serve as the Fund’s investment adviser and the advisory fee remains unchanged.

As a result of this subadviser change, the Fund’s fixed income strategies have been modified. Under “Principal Investment Strategies” on page 9, the third through the fifth arrowed strategies are hereby replaced in their entirety with the following:

g

For selecting fixed income securities, the subadviser uses a value-driven style that focuses on issue and sector selection, measured interest rate anticipation and trading opportunities. Investments are made primarily in bonds that are rated, at the time of investment, Baa3 or higher by Moody’s Investors Service (“Moody’s”) or BBB- or higher by Standard & Poor’s Corporation (“S&P”). However, the fund may invest in high yield, high risk fixed income securities (junk bonds).

g

Securities selected for investment may be of any maturity or duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of a security’s payment pattern. Normally, the fund’s dollar-weighted average duration will vary between two and eight years. The subadviser may adjust the fund’s dollar-weighted average duration based on changing expectations for the federal funds rate, the shape of the yield curve, swap spreads, mortgage prepayments, credit spreads, and capital market liquidity. For instance, if the federal funds rate is expected to rise, the subadviser may choose to move the fund’s dollar-weighted average duration to the lower end of the band. Within this context, it is expected that the fund’s dollar-weighted average maturity will range between three and fifteen years. On December 31, 2008, the average duration of the fund’s securities was 3.54 years and the average maturity was 5.28 years. Typically, for a fund maintaining an average duration of 3.54 years, a one percent increase in interest rates would cause a 3.54% decrease in the value of the fund’s fixed income assets. Similarly, a one percent decrease in interest rates typically would cause the value of the fund’s fixed income assets to increase by 3.54%.

g	Securities may be reviewed for sale due to anticipated changes in interest rates, changes in the creditworthiness of issuers, or general financial or market developments.

g

The subadviser’s investment strategies may result in a higher portfolio turnover rate for the fund. A high portfolio turnover rate increases costs to the fund, negatively affects fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.

Under “Risks Related to Principal Investment Strategies” beginning on page 9, the following disclosure is added:

•

Mortgage-Backed and Asset-Backed Securities Risk—The risk that certain factors may negatively affect the value of mortgage-backed and asset-backed securities, causing them to fluctuate to a greater degree than other debt securities.

On page 28, the table under the heading “Risks Related to Principal Investment Strategies” is amended by inserting a row titled “Mortgage-Backed and Asset-Backed Securities” and inserting an “X” in the column for the Tactical Allocation Fund to indicate that the fund is subject to this risk. The narrative disclosure under the same heading is amended by adding the following:

Mortgage-Backed and Asset-Backed Securities Risk

The risk that certain factors, such as interest rate changes, may negatively affect the value of mortgage-backed and asset-

backed securities, causing them to fluctuate to a greater degree than other debt securities. Mortgage-backed and asset-backed securities are generally subject to higher prepayment risks than most other types of debt securities. It is difficult to predict cash flows from mortgage-backed and asset-backed securities due to the variability of prepayments. Prepayments also tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if such prepayment had not occurred.

Additionally, the following changes have been made to the “Management of the Funds” section beginning on page 43:

•	The subadviser listed for the Fund is replaced with SCM Advisors LLC.

•	The following information about SCM Advisors replaces the existing disclosure under “The Subadvisers:”

SCM Advisors LLC (“SCM Advisors”), an affiliate of VIA, is located at 909 Montgomery Street, San Francisco, CA 94133. SCM Advisors acts as subadviser to seven mutual funds and as investment adviser to institutions and individuals. As of March 31, 2009, SCM Advisors had approximately $2.2 billion in assets under management. SCM Advisors has been an investment adviser since 1989.

There is no change to the current subadvisory fee paid by VIA on behalf of the Fund.

•	The following information is added to the disclosure under the caption “SCM Advisors” on page 49:

Robert L. Bishop, CFA. Mr. Bishop has served on the fund’s portfolio management team since June 2009. He is Chief Investment Officer for Fixed Income at SCM Advisors and also has portfolio management responsibility for investment grade corporate bonds and credit derivatives. Mr. Bishop also serves on the portfolio management teams for the Virtus Balanced Fund, Virtus Bond Fund, Virtus High Yield Fund and Virtus High Yield Income Fund. Prior to joining SCM Advisors in 2002, he was responsible for restructuring corporate pension funds at Solomon Brothers; quantitative portfolio design at Goldman Sachs; and was a director in the credit sales area of Merrill Lynch. He has 29 years of investment experience.

Maxwell E. Bublitz, CFA. Mr. Bublitz has served on the fund’s portfolio management team since June 2009. He also serves on the portfolio management teams for the Virtus Balanced Fund, Virtus Bond Fund, Virtus High Yield Fund and Virtus High Yield Income Fund. Mr. Bublitz is Chief Strategist at SCM Advisors. Prior to joining SCM Advisors in 2005, he was President and Chief Executive Officer of Conseco Capital Management (1987-2005). Mr. Bublitz has 24 years of investment experience.

Kaushik Saha. Mr. Saha has served on the fund’s portfolio management team since June 2009. He also serves on the portfolio management team for the Virtus Balanced Fund and the Virtus Bond Fund. He is a Fixed Income Portfolio Manager at SCM Advisors focused primarily on mortgage- and asset-backed securities. Prior to joining SCM Advisors in 2008, Mr. Saha was Portfolio Manager and Senior ABS Analyst for Barclays Global Investors (2004-2008). He has 17 years of investment experience.

On page 39, the table under the heading “Additional Investment Techniques” is amended by inserting a row titled “Repurchase Agreements” and inserting an “X” in the column for the Tactical Allocation Fund to indicate that the fund may use this investment technique. The narrative disclosure under the same heading is amended by adding the following:

Repurchase Agreements

The fund may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

Investors should retain this supplement with the Prospectus for future reference.

VET 8019 TAF FI SA&Strat&PMChanges (6/09)